Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2020	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	1,585,731,888	1,585,731,888
Financial guarantee derivative	—	—	297,928,066	297,928,066
Financial investments	6,000,000	—	—	6,000,000
Total assets	6,000,000	—	1,883,659,954	1,889,659,954
Liabilities
Payable to investors at fair value	—	—	1,914,183,650	1,914,183,650
Financial guarantee derivative	—	—	130,442,090	130,442,090
Total liabilities	—	—	2,044,625,740	2,044,625,740

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2021	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	389,679,352	389,679,352
Financial guarantee derivative	—	—	11,816,799	11,816,799
Total assets	—	—	401,496,151	401,496,151
Liabilities
Payable to investors at fair value	—	—	462,714,400	462,714,400
Financial guarantee derivative	—	—	565,953,269	565,953,269
Total liabilities	—	—	1,028,667,669	1,028,667,669

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2021	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	61,149,194	61,149,194
Financial guarantee derivative	—	—	1,854,314	1,854,314
Total assets	—	—	63,003,508	63,003,508
Liabilities
Payable to investors at fair value	—	—	72,609,987	72,609,987
Financial guarantee derivative	—	—	88,810,418	88,810,418
Total liabilities	—	—	161,420,405	161,420,405

Schedule of financial guarantee derivative movement activities

	For loans facilitated in	For loans facilitated in
	2019	2020	Total
Year ended December 31, 2020	RMB	RMB	RMB
Balance at December 31, 2019	(719,962,262)	—	(719,962,262)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	—	1,268,778,377	1,268,778,377
Less: Initially estimated net guarantee service fee to be collected(2)	—	1,151,250,106	1,151,250,106
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	57,152,814	(41,440,640)	15,712,174
Change in fair value of financial guarantee derivative	57,152,814	76,087,631	133,240,445
Add: Guarantee service fee received from borrowers	818,427,767	622,533,675	1,440,961,442
Less: Compensation paid to financial institutional cooperators	155,618,319	996,549,372	1,152,167,691
Balance at December 31, 2020	—	(297,928,066)	(297,928,066)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	—	272,229,005	272,229,005
Changes in fair value related to balance outstanding at December 31, 2020	—	39,915,887	39,915,887

	For loans facilitated in	For loans facilitated in
	2020	2021	Total	Total
Year ended December 31, 2021	RMB	RMB	RMB	USD
Balance at December 31, 2020	3,842,853	—	3,842,853	603,027
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	212,641,902	212,641,902	33,368,155
Less: Initially estimated net guarantee service fee to be collected (2)	—	201,562,969	201,562,969	31,629,628
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	1,044,741	1,731,660	2,776,401	435,678
Change in fair value of financial guarantee derivative	1,044,741	12,810,593	13,855,334	2,174,204
Add: Guarantee service fee received from borrowers	52,087,120	94,897,894	146,985,014	23,065,156
Less: Compensation paid to financial institutional cooperators	56,974,714	119,525,286	176,500,000	27,696,702
Balance at December 31, 2021	—	(11,816,799)	(11,816,799)	(1,854,314)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	93,116,616	93,116,616	14,612,029
Changes in fair value related to balance outstanding at December 31, 2021	—	11,388,942	11,388,942	1,787,174

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2020 and 2021.

For loans facilitated in
2020
Year ended December 31, 2020	RMB
Balance at December 31, 2019	—
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	527,660,148
Less: Initially estimated net guarantee service fee to be collected (2)	484,555,120
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(12,675,358)
Change in fair value of financial guarantee derivative	30,429,670
Add: Guarantee service fee received from borrowers	173,018,461
Less: Compensation paid to financial institutional cooperators	73,006,041
Balance at December 31, 2020	130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	454,654,107
Changes in fair value related to balance outstanding at December 31, 2020	21,496,996

	For loans facilitated in	For loans facilitated in
	2020	2021	Total	Total
Year ended December 31, 2021	RMB	RMB	RMB	USD
Balance at December 31, 2020	(171,328,829)	—	(171,328,829)	(26,885,232)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	1,927,017,013	1,927,017,013	302,391,020
Less: Initially estimated net guarantee service fee to be collected (2)	—	1,827,304,009	1,827,304,009	286,743,874
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	3,790,670	52,979,985	56,770,655	8,908,555
Change in fair value of financial guarantee derivative	3,790,670	152,692,989	156,483,659	24,555,701
Add: Guarantee service fee received from borrowers	837,446,557	1,147,827,202	1,985,273,759	311,532,775
Less: Compensation paid to financial institutional cooperators	669,908,398	734,566,922	1,404,475,320	220,392,826
Balance at December 31, 2021	—	565,953,269	565,953,269	88,810,418
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	1,192,450,091	1,192,450,091	187,121,440
Changes in fair value related to balance outstanding at December 31, 2021	—	110,763,906	110,763,906	17,381,274

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

Schedule of outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans

	As of	As of	As of
	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
Outstanding loan balance	11,349,182,478	9,877,178,724	1,549,944,877
Remaining weighted average contractual term (Month)	8.16	6.76	6.76
Net cumulative expected loss rates (1)	5.75%	7.74%	7.74%

Schedule of significant unobservable inputs

		December 31, 2020	December 31, 2021
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	7.77%	6.46%
	Net cumulative expected loss rates (1)	5.88%	5.92%
(1)	Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

Schedule of loans receivable measured at fair value on recurring basis

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2019	principal	principal	of principal	fair value	31, 2020	2020
Xiaoying Credit Loan	2,782,332,885	1,521,546,428	(5,155,380,196)	2,494,613,045	(57,380,274)	1,585,731,888	5,031,830

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2020	principal	principal	of principal	fair value	31, 2021	2021
Xiaoying Credit Loan	1,585,731,888	422,081,700	(3,427,158,051)	1,816,290,599	(7,266,784)	389,679,352	(2,234,954)

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2020	principal	principal	of principal	fair value	31, 2021	2021
Xiaoying Credit Loan	248,835,936	66,233,829	(537,795,884)	285,015,629	(1,140,317)	61,149,194	(350,713)

Schedule of loans payable measured at fair value on recurring basis

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2019	3,006,349,475
Initial contribution	1,537,760,000
Principal payment	(2,629,925,825)
Changes in fair value	—
Balance at December 31, 2020	1,914,183,650
Changes in fair value related to balance outstanding at December 31, 2020	—

	Payable to investors at fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2020	1,914,183,650	300,377,185
Initial contribution	454,490,000	71,319,399
Principal payment	(1,905,959,250)	(299,086,597)
Changes in fair value	—	—
Balance at December 31, 2021	462,714,400	72,609,987
Changes in fair value related to balance outstanding at December 31, 2021	—	—